SHARE CAPITAL: - Share-based compensation (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 ₪ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $	$ 0.8		$ 2.6
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount | shares	1,098,590		1,379,203
Vesting period	4 years
Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.60		$ 2.94
Vesting period			2 years
Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.55		$ 4.00
Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount | shares	495,000		353
Exercise price | ₪ / shares		₪ 14.73
Vesting period	3 years		4 years
Directors | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.47
Directors | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.03
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for grant | shares	3,501,486	586,580	586,580
Increase in shares available for grant (as a percent)	4.00%